Stock Option and Purchase Plans (Tables)	12 Months Ended
Jun. 29, 2014
Summary of Stock Option Activity under our Stock Incentive Plan

A summary of stock option activity under our stock incentive plan was as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Balance at July 3, 2011	297,400	$28.32
Granted	40,000	$26.53
Exercised	(2,600)	$10.92
Expired	(2,000)	$37.58
Balance at July 1, 2012	332,800	$28.19
Granted	40,000	$25.64
Exercised	(55,845)	$13.78
Expired	(41,500)	$52.68
Terminated	(4,000)	$17.59
Balance at June 30, 2013	271,455	$27.19
Granted	40,000	$38.71
Exercised	(92,256)	$29.08
Expired	(22,500)	$58.33
Terminated	(11,457)	$30.61
Balance at June 29, 2014	185,242	$24.73	6.5	$7,655
Exercisable as of:
June 29, 2014	76,699	$16.91	4.3	$3,769
June 30, 2013	139,955	$29.95	4.4	$2,104
July 1, 2012	192,700	$33.69	4.5	$702
Available for grant as of June 29, 2014	126,250

Options Granted at Price Greater than the Market Value

Options granted at a price greater than the market value on the date of grant included in the table above were as follows:

	2014	2013	2012
Shares	40,000	40,000	40,000
Exercise price	$38.71	$25.64	$26.53

Summary of Restricted Stock Activity under our Stock Incentive Plan

A summary of restricted stock activity under our stock incentive plan was as follows:

	Shares	Weighted Average Grant Date Fair Value
Nonvested Balance at July 3, 2011	38,900	$21.19
Granted	20,000	$23.01
Vested	(9,300)	$29.00
Forfeited	(200)	$23.01
Nonvested Balance at July 1, 2012	49,400	$20.45
Granted	24,150	$23.69
Vested	(10,400)	$15.44
Forfeited	(1,900)	$25.49
Nonvested Balance at June 30, 2013	61,250	$22.42
Granted	24,950	$37.29
Vested	(19,350)	$20.40
Forfeited	(3,250)	$27.88
Nonvested Balance at June 29, 2014	63,600	$28.64